Document and Entity Information	Jul. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2021
Entity Registrant Name	Farmers & Merchants Bancorp, Inc.
Entity Central Index Key	0000792966
Entity Emerging Growth Company	false
Entity File Number	001-38084
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1469491
Entity Address, Address Line One	307 North Defiance Street
Entity Address, City or Town	Archbold
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43502
City Area Code	419
Local Phone Number	446-2501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	FMAO
Security Exchange Name	NASDAQ